Concentration and risks (Tables)	12 Months Ended
Dec. 31, 2024
Customer concentration risk
Concentration and risks
Schedule of concentration and risks

	For the Year
	Ended
	December 31,
Revenues	2022	2023	2024
Customer A	*	11%	*
Customer B	11%	*	*

There were one and nil customer accounted for more than 10% of the Group’s accounts receivable, net as of December 31, 2023 and 2024, respectively.

	As of
	December 31,
Accounts receivable, net	2023	2024
Customer D	11%	*

Supplier concentration risk
Concentration and risks
Schedule of concentration and risks

There were one and one supplier accounted for more than 10% of the Group’s accounts payable as of December 31, 2023 and 2024, respectively as follows:

	As of
	December 31,
Accounts payable	2023	2024
Supplier I	14%	14%

*The percentage was below 10% for the period.